Employee Benefits - Cash-settled share-based payment plan (Details)	Dec. 31, 2025 shares
Restricted stock units (RSUs) | Cash-settled share-based payment plan
Employee Benefits
Number of other equity instruments outstanding in share-based payment arrangement	258,550